Note 20. Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Schedule of Variable Interest Entities
The carrying amounts and classification of our consolidated VIEs’ assets and liabilities included in our consolidated balance sheet are as follows:

	As of December 31,
	2014	2013
In millions
Current assets	$308.5	$274.1
Noncurrent assets	2,951.5	167.2
Total assets	$3,260.0	$441.3
Current liabilities	$674.8	$22.0
Noncurrent liabilities	1,430.9	275.4
Total liabilities	$2,105.7	$297.4